Common Stock (Details) - $ / shares	1 Months Ended							9 Months Ended	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 31, 2022	Jan. 31, 2021	Oct. 31, 2020	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Offsetting Assets [Line Items]
Number of warrants outstanding, beginning balance								1,846,168
Weighted average exercise price, beginning balance								$ 2.84
Number of warrants outstanding, ending balance	5,640,741	5,640,741						5,640,741	1,846,168
Weighted average exercise price, ending balance	$ 2.32	$ 2.32						$ 2.32	$ 2.84
Warrant [Member]
Offsetting Assets [Line Items]
Number of warrants outstanding, beginning balance								1,846,168	2,067,834
Weighted average exercise price, beginning balance								$ 2.84	$ 2.80
Number of warrants, granted	10,000	28,312	350,000	168,000	3,478,261	1,604,334	488,500
Weighted average exercise price, warrant granted	$ 6.70	$ 8.22	$ 5.00	$ 1.75	$ 1.75	$ 3.00	$ 2.10
Number of warrants exercised		(100,000)							(221,666)	(25,000)
Weighted average exercise price, warrant exercised									$ 2.44	$ 2.00
Number of warrants outstanding, expired		(50,000)
Weighted average exercise price, expired		$ 3.00
Weighted Average exercise price, number of warrants exercised		$ 2.00
Number of warrants exercised								(90,000)
Weighted Average exercise price, number of warrants exercised								$ 3.00
Number of warrants outstanding, ending balance	5,640,741	5,640,741						5,640,741	1,846,168	2,067,834
Weighted average exercise price, ending balance	$ 2.32	$ 2.32						$ 2.32	$ 2.84	$ 2.80
Number of warrants outstanding, beginning balance								1,846,168	2,067,834
Weighted average exercise price, ending balance								$ 2.84	$ 2.80
Number of warrants, exercised									(221,666)	(25,000)
Weighted average exercise price, warrant exercised									$ 2.44	$ 2.00
Class of Warrant or Right, Outstanding									1,846,168	2,067,834
Weighted average exercise price, ending balance									$ 2.84	$ 2.80